UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21460

Pioneer Series Trust II
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Select Mid Cap Growth Fund

NQ | February 28, 2019

Ticker Symbols: Class A PGOFX Class C GOFCX Class K PSMKX Class R PGRRX Class Y GROYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.2%
	COMMON STOCKS - 98.4% of Net Assets
	Aerospace & Defense - 1.1%
133,875	Harris Corp.	$22,080,004
	Total Aerospace & Defense	$22,080,004
	Air Freight & Logistics - 0.4%
162,429(a)	XPO Logistics, Inc.	$8,178,300
	Total Air Freight & Logistics	$8,178,300
	Airlines - 0.3%
95,633	Alaska Air Group, Inc.	$5,900,556
	Total Airlines	$5,900,556
	Auto Components - 0.8%
190,339	Aptiv Plc	$15,819,074
	Total Auto Components	$15,819,074
	Banks - 0.9%
68,309(a)	SVB Financial Group	$16,883,252
	Total Banks	$16,883,252
	Beverages - 0.9%
67,985	Constellation Brands, Inc.	$11,500,342
89,172(a)	Monster Beverage Corp.	5,691,849
	Total Beverages	$17,192,191
	Biotechnology - 5.1%
84,426(a)	Agios Pharmaceuticals, Inc.	$5,476,715
110,222(a)	Alnylam Pharmaceuticals, Inc.	9,368,870
254,561(a)	Esperion Therapeutics, Inc.	11,735,262
253,614(a)	Exact Sciences Corp.	23,078,874
237,504(a)	FibroGen, Inc.	13,727,731
114,795(a)	Sage Therapeutics, Inc.	18,281,104
129,771(a)	Sarepta Therapeutics, Inc.	18,718,169
	Total Biotechnology	$100,386,725
	Building Products - 2.6%
240,751	Fortune Brands Home & Security, Inc.	$11,344,187
386,497	Owens Corning	19,297,795
286,300(a)	Trex Co., Inc.	21,458,185
	Total Building Products	$52,100,167
	Capital Markets - 3.0%
141,230	MSCI, Inc.	$26,088,006
77,092	Nasdaq, Inc.	7,059,314
68,045	S&P Global, Inc.	13,634,177
226,628	TD Ameritrade Holding Corp.	12,765,955
	Total Capital Markets	$59,547,452
	Chemicals - 0.7%
339,887	CF Industries Holdings, Inc.	$14,343,231
	Total Chemicals	$14,343,231
	Commercial Services & Supplies - 1.1%
267,970	Waste Connections, Inc.	$22,348,698
	Total Commercial Services & Supplies	$22,348,698
	Construction Materials - 0.9%
156,856	Vulcan Materials Co.	$17,483,170
	Total Construction Materials	$17,483,170
	Containers & Packaging - 1.6%
128,436	Avery Dennison Corp.	$13,876,225
228,644(a)	Berry Global Group, Inc.	11,996,951
59,767	Packaging Corp. of America	5,713,128
	Total Containers & Packaging	$31,586,304
	Diversified Consumer Services - 1.5%
138,561(a)	Grand Canyon Education, Inc.	$16,028,736
310,718(a)	ServiceMaster Global Holdings, Inc.	14,032,025
	Total Diversified Consumer Services	$30,060,761
	Diversified Telecommunication Services - 0.3%
255,518(a)	Zayo Group Holdings, Inc.	$6,336,846
	Total Diversified Telecommunication Services	$6,336,846
	Electrical Equipment - 0.4%
264,675(a)	TPI Composites, Inc.	$7,995,832
	Total Electrical Equipment	$7,995,832
	Electronic Equipment, Instruments & Components - 1.8%
272,252	CDW Corp.	$25,561,740
53,613(a)	Zebra Technologies Corp.	10,749,943
	Total Electronic Equipment, Instruments & Components	$36,311,683
	Energy Equipment & Services - 1.1%
617,362(a)	Cactus, Inc.	$22,385,546
	Total Energy Equipment & Services	$22,385,546
	Entertainment - 2.0%
716,519(a)	Live Nation Entertainment, Inc.	$40,526,315
	Total Entertainment	$40,526,315
	Equity Real Estate Investment Trusts (REITS) - 2.0%
311,358	CubeSmart	$9,540,009
310,629	Liberty Property Trust	14,702,071
Shares		Value
	Equity Real Estate Investment Trusts (REITS) - (continued)
81,320(a)	SBA Communications Corp.	$14,683,139
	Total Equity Real Estate Investment Trusts (REITS)	$38,925,219
	Food Products - 1.0%
1,011,601(a)	Nomad Foods, Ltd.	$20,333,180
	Total Food Products	$20,333,180
	Health Care Equipment & Supplies - 4.2%
49,689(a)	ABIOMED, Inc.	$16,620,971
88,697(a)	Align Technology, Inc.	22,969,862
333,913(a)	Boston Scientific Corp.	13,396,590
107,037(a)	DexCom, Inc.	14,913,465
54,381(a)	Inogen, Inc.	5,843,782
77,593(a)	Penumbra, Inc.	10,371,856
	Total Health Care Equipment & Supplies	$84,116,526
	Health Care Providers & Services - 3.5%
107,566(a)	Amedisys, Inc.	$13,370,454
452,164(a)	Centene Corp.	27,532,266
36,346	Humana, Inc.	10,360,064
73,713(a)	WellCare Health Plans, Inc.	18,692,142
	Total Health Care Providers & Services	$69,954,926
	Health Care Technology - 2.0%
253,135(a)	Teladoc Health, Inc.	$16,291,769
198,244(a)	Veeva Systems, Inc.	23,374,950
	Total Health Care Technology	$39,666,719
	Hotels, Restaurants & Leisure - 4.6%
302,064	Aramark	$9,152,539
263,062	Brinker International, Inc.	12,040,348
20,787(a)	Chipotle Mexican Grill, Inc.	12,628,726
116,646	Dave & Buster's Entertainment, Inc.	5,987,439
137,792	Hilton Worldwide Holdings, Inc.	11,450,515
201,517(a)	Planet Fitness, Inc.	11,845,169
107,529	Six Flags Entertainment Corp.	5,990,441
523,873	Wendy's Co.	9,078,719
308,126	Yum China Holdings, Inc.	12,855,017
	Total Hotels, Restaurants & Leisure	$91,028,913
	Industrial Conglomerates - 1.0%
61,140	Roper Technologies, Inc.	$19,787,961
	Total Industrial Conglomerates	$19,787,961
	Insurance - 0.4%
252,201	Fidelity National Financial, Inc.	$8,849,733
	Total Insurance	$8,849,733
	Interactive Media & Services - 2.4%
170,193(a)	IAC/InterActiveCorp	$36,259,619
306,133(a)	Twitter, Inc.	9,422,774
	Total Interactive Media & Services	$45,682,393
	Internet & Direct Marketing Retail - 1.8%
122,011	Expedia Group, Inc.	$15,045,176
245,263(a)	GrubHub, Inc.	20,008,555
	Total Internet & Direct Marketing Retail	$35,053,731
	IT Services - 10.1%
86,989	DXC Technology Co.	$5,729,096
106,996(a)	EPAM Systems, Inc.	17,309,813
78,466(a)	Euronet Worldwide, Inc.	10,539,553
238,082	Fidelity National Information Services, Inc.	25,748,568
883,690(a)	First Data Corp.	22,215,967
116,366(a)	FleetCor Technologies, Inc.	27,145,861
65,625(a)	Gartner, Inc.	9,338,437
206,158	Perspecta, Inc.	4,349,934
117,503(a)	Square, Inc.	9,545,944
325,286	Total System Services, Inc.	30,706,998
76,174(a)	WEX, Inc.	13,563,542
256,372(a)	Worldpay, Inc.	24,560,438
	Total IT Services	$200,754,151
	Life Sciences Tools & Services - 0.6%
35,613(a)	Illumina, Inc.	$11,138,678
	Total Life Sciences Tools & Services	$11,138,678
	Machinery - 4.7%
313,899	Albany International Corp.	$24,342,868
1,206,135(a)	ATS Automation Tooling Systems, Inc.	17,005,655
262,216	Fortive Corp.	21,388,959
389,608(a)	Gardner Denver Holdings, Inc.	10,460,975
152,652	Stanley Black & Decker, Inc.	20,215,704
	Total Machinery	$93,414,161
	Media - 0.7%
134,503	Nexstar Media Group, Inc.	$13,144,978
	Total Media	$13,144,978
Shares		Value
	Multiline Retail - 1.7%
347,425(a)	Dollar Tree, Inc.	$33,467,450
	Total Multiline Retail	$33,467,450
	Oil, Gas & Consumable Fuels - 0.6%
229,057	Cabot Oil & Gas Corp.	$5,639,383
92,853	Marathon Petroleum Corp.	5,757,814
	Total Oil, Gas & Consumable Fuels	$11,397,197
	Pharmaceuticals - 0.4%
178,777(a)	Nektar Therapeutics	$7,247,620
	Total Pharmaceuticals	$7,247,620
	Professional Services - 3.4%
27,117(a)	CoStar Group, Inc.	$12,406,841
481,086	Thomson Reuters Corp.	26,175,889
148,900(a)	Upwork, Inc.	3,527,441
194,595	Verisk Analytics, Inc.	24,602,646
	Total Professional Services	$66,712,817
	Semiconductors & Semiconductor Equipment - 6.0%
877,842(a)	Advanced Micro Devices, Inc.	$20,655,622
93,434	Analog Devices, Inc.	9,993,701
771,714	Cypress Semiconductor Corp.	11,907,547
573,474(a)	Micron Technology, Inc.	23,443,617
565,932(a)	ON Semiconductor Corp.	12,156,219
297,991	STMicroelectronics NV	4,875,133
283,858	Xilinx, Inc.	35,567,408
	Total Semiconductors & Semiconductor Equipment	$118,599,247
	Software - 12.6%
108,429(a)	Atlassian Corp. Plc	$11,653,949
71,799	Blackbaud, Inc.	5,545,755
611,222(a)	Cloudera, Inc.	8,905,504
106,444	Intuit, Inc.	26,305,505
71,525(a)	Palo Alto Networks, Inc.	17,614,462
146,271(a)	PTC, Inc.	13,576,874
365,713(a)	RealPage, Inc.	22,385,293
137,200(a)	ServiceNow, Inc.	32,851,168
88,410(a)	Splunk, Inc.	12,013,151
508,518	SS&C Technologies Holdings, Inc.	31,314,538
199,704(a)	Synopsys, Inc.	20,305,903
145,244(a)	Tableau Software, Inc.	19,157,684
73,875(a)	Trade Desk, Inc.	14,593,267
172,301(a)	Zendesk, Inc.	13,615,225
	Total Software	$249,838,278
	Specialty Retail - 5.3%
133,429(a)	Burlington Stores, Inc.	$22,648,239
50,621(a)	O'Reilly Automotive, Inc.	18,828,987
317,765	Ross Stores, Inc.	30,133,655
150,278	Tractor Supply Co.	14,329,008
64,133(a)	Ulta Beauty, Inc.	20,040,921
	Total Specialty Retail	$105,980,810
	Technology Hardware, Storage & Peripherals - 1.2%
164,711	NetApp, Inc.	$10,739,157
644,166(a)	Pure Storage, Inc.	13,192,520
	Total Technology Hardware, Storage & Peripherals	$23,931,677
	Textiles, Apparel & Luxury Goods - 0.8%
135,128	PVH Corp.	$15,518,099
	Total Textiles, Apparel & Luxury Goods	$15,518,099
	Trading Companies & Distributors - 0.9%
133,093(a)	United Rentals, Inc.	$17,912,987
	Total Trading Companies & Distributors	$17,912,987
	TOTAL COMMON STOCKS
	(Cost $1,504,614,184)	$1,949,923,558
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.8% of Net Assets
14,815,000(b)	U.S. Treasury Bills, 3/5/19	$14,811,140
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $14,811,146)	$14,811,140
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.2%
	(Cost $1,519,425,330)	$1,964,734,698
	OTHER ASSETS AND LIABILITIES - 0.8%	$16,789,821
	NET ASSETS - 100.0%	$1,981,524,519

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of February 28, 2019, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,949,923,558	$–	$–	$1,949,923,558
U.S. Government and Agency Obligation	–	14,811,140	–	14,811,140
Total Investments in Securities	$1,949,923,558	$14,811,140	$–	$1,964,734,698

For the three months ended February 28, 2019, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 29, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 29, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 29, 2019

* Print the name and title of each signing officer under his or her signature.